Loans and advances to banks (Tables)	12 Months Ended
Dec. 31, 2021
Loans and advances to banks [Abstract]
Schedule of loans and advances to banks
Loans and advances to banks
Netherlands Rest of the world Total
in EUR million 2021 2020 2021 2020 2021 2020
Loans and advances to banks 7,019 7,442 16,595 17,945 23,614 25,387
Loan loss provisions -10 -10 -13 -13 -22 -23
7,010 7,432 16,582 17,933 23,592 25,364